LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
LEASES

NOTE 3 - LEASES

As of March 31, 2026, and December 31, 2025, total right-of-use assets was approximately $157 and $208 and the operating lease liabilities for remaining long term lease was approximately $159 and $208, respectively. In the three months ended March 31, 2026 and in the year ended December 31, 2025, the Company recognized approximately $199 and $712, respectively, in total lease costs. Variable lease costs for these periods were immaterial.

Supplemental cash flow and total lease cost information was as follows:

	Three Months Ended	Three Months Ended
	March 31,	March 31,
	2026	2025
Cash payments for operating leases	199	171
Operating lease expense	197	170
Finance lease expense (income)	3	6

As of March 31, 2026, the Company’s operating leases had a weighted average remaining lease term of 0.75 year and a weighted average discount rate of 6.75%. Future lease payments under operating leases as of March 31, 2026 were as follows:

Operating
Leases
2026	162
Total future lease payments	162
Less imputed interest	(3)
Total lease liability balance	159

NOTE 4    -    LEASES

A.

During November 2021, BCT entered into a new lease agreement, which replaced the previous agreement that was valid until December 31, 2021, in 12 Basel Street, Petach Tikva, Israel. The rental area is approximately 1,000 square meters of office and laboratory space, including an animal research facility. The new lease agreement came into force on January 1, 2022 and is valid for 60 months and includes an extension option for an additional 60 months. The extension period was not considered by the Company as part of the right of period of use, since the Company has not reasonably certain to exercise that option. The monthly lease payments under this lease agreement will be $18. As a result, the Company recognized a new ROU asset from January 2022 in the amount of $1,576.

B.

On October 31, 2023, BCT reached agreements with its lessor to change the original lease agreement for the lease of 3 clean rooms at 6 Weizman Street, Tel Aviv, so that the change will include an amendment to the lease contract so that starting on October 31, 2023, the company will lease one clean room and an office till November 30, 2025. The amendment was accounted as a lease modification that decreased the scope of the lease (“partial termination”) and was treated as a separate lease component. As a result of the partial termination, the Company remeasured its lease liability and reflect the change as an adjustment to the premodification lease liability. The right of use asset was reduced on the same time on a proportionate basis. As a result, the Company decreased its lease liability and its ROU in the amount of $1,395 and $1,695 respectively. The difference was recorded as finance expenses.

NOTE 4    -    LEASES (Cont.)

C.

As of December 31, 2025, and 2024, total right-of-use assets was approximately $208 and $807 and the operating lease liabilities for remaining long term lease was approximately $208 and $720, respectively. In the year ended December 31, 2025 and 2024, the Company recognized approximately $712 and $662, respectively in total lease costs for the leases. Variable lease costs for the year ended December 31, 2025 were immaterial.

Supplemental cash flow and total lease cost information was as follows:

	Twelve Months	Twelve Months
	Ended	Ended
	December 31,	December 31,
	2025	2024
Cash payments for operating leases	712	662
Operating lease expense	698	657
Finance lease expense (income)	252	59

For supplemental noncash information on lease liabilities arising from obtaining right-of-use assets, refer to non-cash activities note in the consolidated statements of cash flows.

As of December 31, 2025, the Company’s operating leases had a weighted average remaining lease term of 1.00 year and a weighted average discount rate of 6.75%. Future lease payments under operating leases as of December 31, 2025 were as follows:

Operating
Leases
2026	215

Total future lease payments	215
Less imputed interest	(7)
Total lease liability balance	208